Operating lease liabilities (Supplemental Cash Flow Information) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	¥ 261,435	¥ 184,363
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	¥ 863,076	¥ 244,684